DISTRIBUTIONS	6 Months Ended
Jun. 30, 2020
Distributions [Abstract]
DISTRIBUTIONS
15. DISTRIBUTIONS
The following table outlines distributions made to each class of partnership units, including class A shares of BIPC and Exchange LP units that are exchangeable into limited partner units.

	For the three-month period ended June 30
	2020		2019
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit(2)	Total	Per Unit(2)
Limited Partners	$143	$0.485	$141	$0.452
General Partner(1)	47		38
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	58	0.485	58	0.452
Class A shares of Brookfield Infrastructure Corporation	22	0.485	—	0.452
Exchange LP Units	1	0.485	1	0.452
Preferred unitholders	12	0.24	13	0.26
Total Distributions	$283		$251

	For the six-month period ended June 30
	2020		2019
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit(2)	Total	Per Unit(2)
Limited Partners	$301	$0.970	$281	$0.904
General Partner(1)	93		76
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	123	0.970	117	0.904
Class A shares of Brookfield Infrastructure Corporation	22	0.970	—	0.904
Exchange LP Units	2	0.970	2	0.904
Preferred unitholders	24	0.48	25	0.50
Total Distributions	$565		$501

1.	Distributions to the General Partner include $46 million and $92 million of incentive distributions for the three and six-month periods ended June 30, 2020, respectively.

2.
Our partnership paid a distribution of $0.5375 per unit in March 2020. On March 31, 2020, our partnership completed the previously announced creation of BIPC with a special distribution of class A shares of BIPC. The special distribution resulted in the issuance of approximately 46.3 million class A shares of BIPC. Current and historical per unit disclosures have been retroactively adjusted for the impact of the special distribution. Refer to Note 2, Summary of Accounting Policies for further details.

For the three and six-month periods ended June 30, 2020, holders of the Cumulative Class A Preferred Limited Partnership Units, Series 1 (“Series 1 Units”), received a cumulative quarterly fixed distribution at an annual rate of 4.50% (C$0.2813 per unit per quarter). On June 1, 2020, our partnership announced the fixed distribution rate reset on its Series 1 Units for the five years commencing July 1, 2020 and ending June 30, 2025 at 3.974% (C$0.2484 per unit per quarter).